Property, Plant and Equipment - Summary of Depreciation Expense of Property Plant and Equipment (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	$ 5,238,049	$ 3,005,017
Cost of sales
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	3,229,331	2,755,243
Selling, general and administrative expenses
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	$ 2,008,718	$ 249,774